Note 9 - Income Taxes: The Cumulative Tax Effect At The Expected Rate of 34% of Significant Items Comprising Our Net Deferred Tax Amount Is As Follows (Tables)	9 Months Ended
Apr. 30, 2017
Tables/Schedules
The Cumulative Tax Effect At The Expected Rate of 34% of Significant Items Comprising Our Net Deferred Tax Amount Is As Follows:

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	April 30, 2017	July 31, 2016
Net loss before income taxes per financial statements	$ (6,516,258)	$ (4,447,318)

Income tax recovery	2,215,500	2,649,200
Timing difference and other	(2,104,100)	(2,317,600)
Change in valuation allowance	(111,400)	(331,600)
Provision for income taxes	$ 0	$ 0